Schedule of losses earnings per shares (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share for the loss attributable to owners of the Company (in dollar)
Loss for the year	$ (6,695,581)	$ (5,507,764)	$ (2,094,169)
Weighted average number of ordinary shares for the purpose of calculating the basic loss per share	10,144,017	8,005,257	6,648,266
Weighted average number of ordinary shares for the purpose of calculating the dilutive loss per share	10,144,017	8,005,257	6,648,266